DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of debt instruments

	Balance at December 31, 2019	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (*)	Translation differences	Balance at December 31, 2020
	(€ thousand)
Bonds and notes	1,185,470	640,073	—	9,479	—	1,835,022
Asset-backed financing (Securitizations)	788,269	266,333	(222,207)	(979)	(70,252)	761,164
Lease liabilities	60,496	—	(20,035)	22,659	(830)	62,290
Borrowings from banks	32,946	—	(1,740)	(17)	(2,636)	28,553
Other debt	22,556	37,811	(19,730)	—	(2,921)	37,716
Total debt	2,089,737	944,217	(263,712)	31,142	(76,639)	2,724,745
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(*) Other changes in lease liabilities primarily relate to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.

Disclosure of debt maturity
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2020				2019
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	500,417	1,034,605	300,000	1,835,022	7,260	879,834	298,376	1,185,470
Asset-backed financing (Securitizations)	306,169	454,995		761,164	338,366	449,903	—	788,269
Lease liabilities	16,373	29,932	15,985	62,290	20,195	25,894	14,407	60,496
Borrowings from banks	28,553	—	—	28,553	32,946	—	—	32,946
Other debt	37,716	—	—	37,716	22,556	—	—	22,556
Total debt	889,228	1,519,532	315,985	2,724,745	421,323	1,355,631	312,783	2,089,737